Cover	9 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q3
Entity Registrant Name	Check Point Software Technologies Ltd.
Entity Central Index Key	0001015922
Current Fiscal Year End Date	--12-31
Entity File Number	0-28584